Parent's Net Investment - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended
	Jan. 23, 2013	Dec. 31, 2010	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 11, 2010 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] Cyrus Networks [Member]	Aug. 06, 2012 Cincinnati Bell Inc. [Member]	Dec. 31, 2010 Cincinnati Bell Inc. [Member]	Dec. 31, 2012 Cincinnati Bell Inc. [Member] Common Stock Issuance Costs [Member]	Dec. 31, 2011 Cincinnati Bell Inc. [Member] Predecessor [Member]	Jan. 31, 2013 CyrusOne LP [Member] Ratio	Nov. 20, 2012 CyrusOne LP [Member]	Dec. 31, 2012 CyrusOne LP [Member] Subsequent To December 31, 2012 [Member] Ratio
Investment [Line Items]
Stock issued during the period shares new issue								100
Stock issued during the period value new issue	$ 337,100,000							$ 1,000
Contribution from Parent	19,600,000		203,500,000		366,700,000					7,100,000
Operating partnership units issued													123,688,687
Intercompany payables and other liabilities assumed						45,800,000							203,500,000
Reverse unit split executed												2.8		2.8
Operating partnership units owned														44,102,556
Distribution to Parent											7,800,000
Acquisition-related debt net of net of associated discount and issuance costs		160,200,000					159,600,000
Related party notes payable to CBI		24,800,000
Issuance of note payable to CBI		400,000,000		480,200,000					400,000,000
Distribution on debt restructuring									215,000,000
Other distributions to Parent, net		$ 800,000